Segment Results - Corporate Divisions - Asset Management (Detail) - Asset Management [Member] - EUR (€) € in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Net revenues [Abstract]
Management Fees		€ 584	€ 508	€ 1,131	€ 1,061
Performance and transaction fees		19	20	58	37
Other		23	21	73	(30)
Total net revenues		626	549	1,263	1,068
Provision for credit losses		1	(1)	1	0
Noninterest expenses [Abstract]
Compensation and benefits		202	204	418	376
General and administrative expenses		192	189	380	386
Impairment of goodwill and other intangible assets		0	0	0	0
Restructuring activities		1	7	2	10
Total noninterest expenses		395	400	800	774
Noncontrolling interests		49	36	98	70
Profit (loss) before tax		180	114	364	224
Total assets	[1]	10,000	10,000	10,000	10,000
Assets under Management	[1]	859,000	745,000	859,000	745,000
Net flows	[1]	€ 20,000	€ 9,000	€ 21,000	€ 6,000

[1]	As of quarter-end.